Loans payable (Tables)	12 Months Ended
Dec. 31, 2018
Loans Payable Tables Abstract
Schedule of loans payble

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Loans payable to third parties	216,370	110,917
Loans payable to related parties(1)	-	79,500
Loan payable to a shareholder(2)	10,000	10,000
Total	226,370	200,417